Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Supplement dated September 7, 2010, to the Prospectus dated December 1, 2009, as previously supplemented as the case may be.

Investor Class

This supplement contains important information about the Fund and share class listed above.

I.              Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Capital Growth Fund starting on page 7 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.66%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.28%

1 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.27% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$130
3 Years	$406
5 Years	$736
10 Years	$1,672
If you do not sell your shares at the end of the period:
1 Year	$130
3 Years	$406
5 Years	$736
10 Years	$1,672

II.            Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Growth Fund starting on page 11 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.72%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.46%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.37%

1 Funds Management has committed through November 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$139
3 Years	$453
5 Years	$789
10 Years	$1,739
If you do not sell your shares at the end of the period:
1 Year	$139
3 Years	$453
5 Years	$789
10 Years	$1,739

III.           Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Large Company Value Fund starting on page 23 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.93%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	0.31%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.32%

1 Funds Management has committed through November 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$134
3 Years	$484
5 Years	$857
10 Years	$1,907
If you do not sell your shares at the end of the period:
1 Year	$134
3 Years	$484
5 Years	$857
10 Years	$1,907

LCIV090/P106SP3